Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Components Of Deferred Tax Liabilities (Assets)
	2012	2011
Depreciation and amortization	$41,411	$39,367
Intangibles (nonamortizable)	1,874	1,897
Employee benefits	(13,350)	(14,950)
Net operating loss and other carryforwards	(2,167)	(1,502)
Other – net	(1,199)	(1,451)
Subtotal	26,569	23,361
Deferred tax assets valuation allowance	886	917
Net deferred tax liabilities	$27,455	$24,278

Net long-term deferred tax liabilities	$28,491	$25,748
Less: Net current deferred tax assets	(1,036)	(1,470)
Net deferred tax liabilities	$27,455	$24,278

Changes In Unrecognized Tax Benefits Balance For Federal, State, And Foreign Tax
Federal, State and Foreign Tax	2012	2011
Balance at beginning of year	$4,541	$4,360
Increases for tax positions related to the current year	791	217
Increases for tax positions related to prior years	991	848
Decreases for tax positions related to prior years	(1,426)	(1,066)
Lapse of statute of limitations	(29)	-
Settlements	(75)	182
Balance at end of year	4,793	4,541
Accrued interest and penalties	977	1,312
Gross unrecognized income tax benefits	5,770	5,853
Less: Deferred federal and state income tax benefits	(610)	(797)
Less: Tax attributable to timing items included above	(2,448)	(2,331)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$2,712	$2,725

Components Of Income Tax Expense
	2012	2011	2010
Federal:
Current	$451	$(420)	$307
Deferred – net	2,256	2,555	(2,105)
	2,707	2,135	(1,798)
State, local and foreign:
Current	702	23	141
Deferred – net	(509)	374	495
	193	397	636
Total	$2,900	$2,532	$(1,162)

Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate
	2012	2011	2010
Taxes computed at federal statutory rate	$3,654	$2,351	$6,383
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	85	210	441
Goodwill Impairment	-	961	-
Healthcare Reform Legislation	-	-	917
IRS Settlement – 2008 Wireless Restructuring	-	-	(8,300)
Other – net	(839)	(990)	(603)
Total	$2,900	$2,532	$(1,162)
Effective Tax Rate	27.8%	37.7%	(6.4)%